Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	2019	2018
Cash at bank and on hand	124,701	197,544
Short-term bank deposits	165,575	76,091
	290,276	273,635